Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Accured Expenses and Other Liabilities [Abstract]
Schedule of accrued expenses and other liabilities
	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands

Employees and related institutions	1,409	313
Accrued expenses	*7,160	933
Other payables	352	286
	8,924	1,532

*	Includes USD 6.5 million accrued expenses from Gix Group, which USD 6.1 million are related to media suppliers.